Goodwill and Other Intangible Assets (Intangible Assets Acquired) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Indefinite-lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 448	$ 822
Computer Software, Intangible Asset [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 136	$ 89
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	14 years	6 years
Other Intangible Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Other intangible assets acquired	$ 1	$ 2
Contract-Based Intangible Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 196	$ 35
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	23 years	12 years
Project Development Rights [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 67	$ 667
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	4 years	35 years
Emission allowances [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 35	$ 22
Transmission Rights [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		$ 0
Compensation from Concession Agreement
Indefinite-lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		12 years
Use Rights [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	13
Transmission Rights [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired	$ 0
Compensation from Concession Agreement
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired		$ 7